Commitments And Contingencies	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments And Contingencies
NOTE 6 — COMMITMENTS AND CONTINGENCIES
Registration Rights
The holders of the Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of the Working Capital Loans (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares) are entitled to registration rights pursuant to a registration rights agreement. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lockup period. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Business Combination Marketing Agreement
The Company has engaged underwriters as advisors in connection with its business combination to assist it in holding meetings with the Company’s stockholders to discuss the potential business combination and the target business’s attributes, introduce it to potential investors that are interested in purchasing its securities in connection with the potential business combination, assist it in obtaining stockholder approval for the business combination and assist the Company with its press releases and public filings in connection with the business combination. The Company will pay the Marketing Fee (as defined in the Company’s registration statement on Form
S-1,
as amended, that was filed with the SEC on February
5
,
2021)
for such services upon the consummation of its initial business combination in an amount equal to, in the aggregate,
3.5
% of the gross proceeds of the IPO, including the proceeds from the exercise of the over-allotment option. The underwriters will not be entitled to such fee unless the Company consummates its initial business combination. The underwriters will not be entitled to such fee unless the Company consummates its initial business combination. In connection with the Extension, stockholders holding
20,317,255
shares of Flame Class A common stock subject to possible redemption stock exercised their right to redeem such shares for a pro rata portion of the funds in the Trust Account, representing approximately
70.67
% of our issued and outstanding Flame Class A common stock subject to possible redemption stock. After this redemption,
8,432,745
shares of Flame Class A common stock subject to possible redemption stock remained outstanding. In connection with the Second Extension, stockholders holding
2,328,063
shares of Flame Class A common stock subject to possible redemption stock exercised their right to redeem such shares for a pro rata portion of the funds in the Trust Account, representing approximately
27.61
% of our issued and outstanding Flame Class A common stock subject to possible redemption stock. After this redemption,
6,104,682
shares of Flame Class A common stock subject to possible redemption stock remained outstanding. If no additional public stockholders exercise redemption rights with respect to their shares of Flame Class A common stock, the amount of effective underwriting commissions due to the underwriters upon the consummation of the Business Combination will represent
15.9
% of the aggregate proceeds from the Flame IPO retained by Flame. Upon the closing of the Business Combination, the Marketing Agreement fee of $
10,062,500
was paid in full.
Underwriters Agreement
On March 1, 2021, the Company paid a fixed underwriting discount of $0.20 per Unit, or $5,750,000 in the aggregate.
Marketing Advisor Fees
On
January 30, 2024
, the Company engaged advisory services to assist the Company with general marketing assistance associated with the Business Combination. The Advisor was not entitled to any fee unless the Company consummated the Business Combination. Upon the closing of the Business Combination, the Company paid the marketing advisor a fee of $
750,000
.

Deferred Legal Fees
As of December 31, 2023 and 2022, the Company has incurred unbilled legal costs of $4,035,714 and $2,633,139, respectively, related to its prospective initial Business Combination. These costs are deferred until the completion of the Company’s initial Business Combination and are included in accounts payable and accrued expenses on the Company’s balance sheets.